Financial Instruments at Fair Value Through Profit or Loss - Summary of Outstanding Contracts Not Accounted for Hedge Accounting (Detail)
€ in Thousands, ₩ in Thousands, ¥ in Thousands, ¥ in Thousands, zł in Thousands, RM in Thousands, $ in Thousands, $ in Thousands, $ in Thousands
12 Months Ended
	Dec. 31, 2022 CNY (¥)	Dec. 31, 2021 CNY (¥)	Dec. 31, 2022 USD ($)	Dec. 31, 2022 TWD ($)	Dec. 31, 2022 JPY (¥)	Dec. 31, 2022 KRW (₩)	Dec. 31, 2022 EUR (€)	Dec. 31, 2022 MYR (RM)	Dec. 31, 2022 SGD ($)	Dec. 31, 2022 PLN (zł)	Dec. 31, 2021 USD ($)	Dec. 31, 2021 TWD ($)	Dec. 31, 2021 JPY (¥)	Dec. 31, 2021 KRW (₩)	Dec. 31, 2021 EUR (€)	Dec. 31, 2021 MYR (RM)	Dec. 31, 2021 SGD ($)
Swap contracts [member] | Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01	2022-01
Notional Amount	¥ 2,436,980	¥ 2,617,518	$ 350,000								$ 409,000
Swap contracts [member] | Sell NT$/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			2,690,000	$ 78,424,577							1,903,000	$ 52,916,127
Swap contracts [member] | Sell NT$/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01	2022-01
Swap contracts [member] | Sell NT$/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-12	2022-12
Swap contracts [member] | Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2022-02
Notional Amount		¥ 349,800									54,415
Swap contracts [member] | Sell US$/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2022-01
Notional Amount											17,671		¥ 2,000,000
Swap contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01	2022-01
Notional Amount			42,000			₩ 54,152,400					37,500			₩ 44,418,750
Swap contracts [member] | Sell US$/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01
Notional Amount			530,320	16,220,105							570,130	15,845,090
Swap contracts [member] | Sell US$/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2022-01
Swap contracts [member] | Sell US$/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2022-04
Forward exchange contracts [member] | Sell RMB/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01	2022-01
Notional Amount	¥ 42,181	¥ 35,127			¥ 810,000								630,000
Forward exchange contracts [member] | Sell RMB/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2022-01
Notional Amount	¥ 1,081,934	¥ 727,645	155,418								114,000
Forward exchange contracts [member] | Sell RMB/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01
Forward exchange contracts [member] | Sell RMB/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-02
Forward exchange contracts [member] | Sell NT$/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			130,000	4,010,015							125,000	3,465,805
Forward exchange contracts [member] | Sell NT$/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01	2022-01
Forward exchange contracts [member] | Sell NT$/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-03	2022-03
Forward exchange contracts [member] | Sell US$/Buy RMB [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	¥ 2,579,155	¥ 1,701,695	368,500								265,000
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01	2022-01
Forward exchange contracts [member] | Sell US$/Buy RMB [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-03	2022-06
Forward exchange contracts [member] | Sell US$/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01
Notional Amount			63,743		8,485,493						94,747		¥ 10,789,851
Forward exchange contracts [member] | Sell US$/Buy JPY [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2022-01
Forward exchange contracts [member] | Sell US$/Buy JPY [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2022-02
Forward exchange contracts [member] | Sell US$/Buy KRW [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01
Notional Amount			2,000			₩ 2,534,800
Forward exchange contracts [member] | Sell US$/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2022-01
Notional Amount			125,410	3,830,145							10,000	$ 277,735
Forward exchange contracts [member] | Sell US$/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01
Forward exchange contracts [member] | Sell US$/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-03
Forward exchange contracts [member] | Sell US$/Buy EUR [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2022-01
Notional Amount			14,668				€ 14,640				460				€ 407
Forward exchange contracts [member] | Sell US$/Buy EUR [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01
Forward exchange contracts [member] | Sell US$/Buy EUR [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-10
Forward exchange contracts [member] | Sell US$/Buy MYR [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			25,000					RM 112,639			8,000					RM 33,430
Forward exchange contracts [member] | Sell US$/Buy MYR [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01	2022-01
Forward exchange contracts [member] | Sell US$/Buy MYR [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-03	2022-02
Forward exchange contracts [member] | Sell US$/Buy SGD [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			16,600						$ 22,783		16,900						$ 22,925
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01	2022-01
Forward exchange contracts [member] | Sell US$/Buy SGD [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-02	2022-02
Forward exchange contracts [member] | Sell US$/Buy PLN [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount			$ 12,000							zł 61,129
Forward exchange contracts [member] | Sell US$/Buy PLN [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01
Forward exchange contracts [member] | Sell US$/Buy PLN [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-12
Forward exchange contracts [member] | Sell EUR/Buy JPY [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01
Notional Amount					¥ 100,000		€ 697
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount	¥ 7,000			$ 30,722
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-01
Forward exchange contracts [member] | Sell RMB/Buy NT$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period	2023-02
Target redemption forward contracts [member] | Sell EUR/Buy US$ [member]
Disclosure of detailed information about financial instruments [line items]
Notional Amount											$ 3,475				€ 2,982
Target redemption forward contracts [member] | Sell EUR/Buy US$ [member] | Bottom of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2022-04
Target redemption forward contracts [member] | Sell EUR/Buy US$ [member] | Top of range [member]
Disclosure of detailed information about financial instruments [line items]
Maturity Period		2022-06